Business Combinations (Schedule Of Business Acquisitions) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 472,366	$ 472,322	$ 466,722
PENNSYLVANIA and NEBRASKA [Member]
Business Acquisition [Line Items]
Identifiable intangible assets		213
Goodwill		5,944
Other assets and liabilities - net		457
Assets total		$ 6,614
IDAHO
Business Acquisition [Line Items]
Identifiable intangible assets			47
Goodwill			198
Other assets and liabilities - net			5
Assets total			$ 250